UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

 (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Fund as of July 31, 2004 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2004, the value of the Fund’s investment in the Portfolio was $3,344,486,121 and the Fund owned approximately 70.2% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Floating Rate Portfolio	as of July 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 85.2% (1)

Principal Amount	Borrower/Tranche Description	Value

Advertising — 1.0%
	Adams Outdoor Advertising, L.P.
17,750,000	Term Loan, Maturing October 15, 2011	17,979,277
	Lamar Media Corp.
4,514,412	Term Loan, Maturing June 30, 2009	4,552,505
22,993,607	Term Loan, Maturing June 30, 2010	23,263,782
		$45,795,564

Aerospace and Defense — 1.4%
	Alliant Techsystems, Inc.
20,305,841	Term Loan, Maturing March 31, 2011	20,515,255
	ARINC, Inc.
1,995,000	Term Loan, Maturing March 10, 2010	2,022,431
	CACI International, Inc.
8,254,313	Term Loan, Maturing May 3, 2011	8,295,584
	DRS Technologies, Inc.
11,033,579	Term Loan, Maturing November 4, 2010	11,140,473
	Transdigm, Inc.
16,344,536	Term Loan, Maturing July 22, 2010	16,576,939
	United Defense Industries, Inc.
6,864,729	Term Loan, Maturing October 6, 2005	6,929,800
	Vought Aircraft Industries, Inc.
762,874	Term Loan, Maturing December 31, 2006	769,549
131,205	Term Loan, Maturing July 24, 2007	132,804
216,665	Term Loan, Maturing July 24, 2008	219,306
		$66,602,141

Auto Components — 4.4%
	Accuride Corp.
4,290,997	Term Loan, Maturing September 30, 2004	4,390,226

8,457,500	Term Loan, Maturing June 13, 2007	8,658,366
	Collins & Aikman Products Co.
1,662,678	Term Loan, Maturing December 31, 2004	1,668,220
3,179,899	Term Loan, Maturing December 31, 2005	3,213,288
2,675,439	Revolving Loan, Maturing December 31, 2005	2,702,193
4,770,593	Term Loan, Maturing December 31, 2005	4,779,538
	Dayco Products, LLC
12,776,958	Term Loan, Maturing June 23, 2011	12,988,583
	Dura Operating Corp.
5,138,430	Term Loan, Maturing March 31, 2007	5,181,788
	Exide Technologies
4,737,500	Term Loan, Maturing May 5, 2010	4,758,227
4,737,500	Term Loan, Maturing May 5, 2010	4,778,953
	Federal-Mogul Corp.
4,754,768	Revolving Loan, Maturing August 24, 2004	4,420,451
4,108,827	Term Loan, Maturing February 24, 2005	3,830,200
8,500,000	Term Loan, Maturing February 24, 2005	7,931,561
5,137,364	Term Loan, Maturing February 24, 2005	5,175,894
11,755,901	Revolving Loan, Maturing February 24, 2005	11,726,512
	Gleason Corp.
3,250,000	Term Loan, Maturing July 27, 2011	3,250,000
	HLI Operating Co., Inc.
7,635,556	Term Loan, Maturing June 3, 2009	7,795,429
	J.L. French Automotive Castings, Inc.
1,091,062	Term Loan, Maturing March 25, 2011	1,096,654
	Key Automotive Group
4,700,000	Term Loan, Maturing June 29, 2010	4,774,909
	Keystone Automotive Operations, Inc.
9,461,961	Term Loan, Maturing October 30, 2009	9,599,453
	Meridian Automotive Systems, Inc.
1,000,000	Term Loan, Maturing April 27, 2010	998,750

	Metaldyne, Inc.
9,406,803	Term Loan, Maturing December 31, 2009	9,424,441
	Plastech Engineered Products, Inc.
6,927,586	Term Loan, Maturing March 31, 2010	7,035,830
	Tenneco Automotive
8,297,420	Term Loan, Maturing December 12, 2009	8,461,642
3,932,700	Term Loan, Maturing December 12, 2010	4,013,812
	The Goodyear Tire & Rubber Co.
7,550,000	Term Loan, Maturing March 31, 2006	7,646,738
16,093,357	Term Loan, Maturing March 31, 2006	16,339,794
	TI Automotive, Ltd.
4,815,000	Term Loan, Maturing June 30, 2011	4,842,084
	TRW Automotive, Inc.
12,861,776	Term Loan, Maturing February 28, 2005	13,017,185
18,158,407	Term Loan, Maturing February 28, 2011	18,498,877
	United Components, Inc.
4,640,000	Term Loan, Maturing June 30, 2010	4,706,700
		$207,706,298

Broadcast Media — 3.3%
	Block Communications
5,126,098	Term Loan, Maturing November 30, 2009	5,190,174
	CanWest Media, Inc.
14,163,590	Term Loan, Maturing August 15, 2009	14,367,192
	Citadel Communications Corp.
5,276,444	Term Loan, Maturing March 31, 2006	5,292,933
	Cumulus Media, Inc.
5,500,000	Term Loan, Maturing March 28, 2009	5,544,687
9,200,000	Term Loan, Maturing March 28, 2010	9,319,315
	Emmis Operating Co.
30,500,000	Term Loan, Maturing November 10, 2011	30,869,324

	Entercom Radio, LLC
3,250,000	Term Loan, Maturing September 30, 2007	3,225,625
	Gray Television, Inc.
8,351,787	Term Loan, Maturing December 31, 2010	8,440,525
	Lin Television Corp.
5,330,136	Term Loan, Maturing December 31, 2007	5,400,094
4,933,048	Term Loan, Maturing December 31, 2007	5,002,934
	Nexstar Broadcasting, Inc.
8,299,097	Term Loan, Maturing December 31, 2010	8,387,275
3,260,359	Term Loan, Maturing December 31, 2010	3,286,850
	Radio One, Inc.
3,542,857	Term Loan, Maturing June 30, 2007	3,519,609
	Rainbow Media Holdings, LLC
13,288,228	Term Loan, Maturing March 14, 2008	13,344,982
	Sinclair Television Group, Inc.
6,750,000	Term Loan, Maturing June 30, 2009	6,783,750
11,000,000	Term Loan, Maturing December 31, 2009	11,137,500
	Spanish Broadcasting System, Inc.
4,228,750	Term Loan, Maturing October 31, 2009	4,297,467
	Susquehanna Media Co.
14,750,000	Term Loan, Maturing March 31, 2012	14,943,594
		$158,353,830

Cable Television — 3.2%
	Adelphia Communications Corp.
6,753,048	DIP Loan, Maturing March 31, 2005	6,785,409
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, Maturing February 10, 2011	10,108,436
	Bresnan Communications, LLC
895,550	Term Loan, Maturing September 30, 2009	900,773
3,000,000	Term Loan, Maturing September 30, 2010	3,045,000

	Cebridge Connections, Inc.
4,300,000	Term Loan, Maturing February 23, 2009	4,353,750
	Charter Communications Operating, LLC
2,000,000	Term Loan, Maturing April 27, 2010	1,952,638
50,500,000	Term Loan, Maturing April 27, 2011	49,878,244
	DirectTV Holdings, LLC
27,840,944	Term Loan, Maturing March 6, 2010	28,258,558
	Insight Midwest Holdings, LLC
9,950,000	Term Loan, Maturing December 31, 2009	10,112,374
7,711,250	Term Loan, Maturing December 31, 2009	7,837,090
	MCC Iowa, LLC
2,650,000	Term Loan, Maturing March 31, 2010	2,647,930
8,250,000	Term Loan, Maturing September 30, 2010	8,347,325
	Mediacom Southeast
4,473,407	Revolving Loan, Maturing March 31, 2008	4,294,471
2,922,340	Term Loan, Maturing September 30, 2008	2,958,869
	NTL, Inc.
9,950,000	Term Loan, Maturing April 13, 2012	9,883,663
		$151,364,530

Casinos and Gaming — 2.2%
	Alliance Gaming Corp.
14,000,000	Term Loan, Maturing September 5, 2009	14,183,750
	Ameristar Casinos, Inc.
7,418,154	Term Loan, Maturing December 31, 2006	7,517,839
	Argosy Gaming Co.
10,068,004	Term Loan, Maturing June 30, 2008	10,184,421
	Boyd Gaming Corp.
24,975,000	Term Loan, Maturing June 30, 2011	25,306,693
	Green Valley Ranch Gaming, LLC
995,000	Term Loan, Maturing December 31, 2010	1,007,437
	Isle of Capri Casinos
8,378,437	Term Loan, Maturing April 25, 2008	8,481,668

	Marina District Finance Co.
5,901,000	Term Loan, Maturing December 31, 2007	5,962,471
	MGM Mirage
6,000,000	Term Loan, Maturing November 24, 2008	6,012,186
	Mohegan Tribal Gaming Authority
3,208,328	Term Loan, Maturing March 31, 2008	3,216,348
	Penn National Gaming, Inc.
945,949	Term Loan, Maturing July 31, 2006	961,794
	Pinnacle Entertainment, Inc.
6,631,333	Term Loan, Maturing December 18, 2009	6,729,424
	Scientific Games Corp.
9,046,650	Term Loan, Maturing December 31, 2009	9,174,814
	Venetian Casino Resort, LLC/Las Vegas Sands, Inc
3,569,364	Term Loan, Maturing June 4, 2008	3,619,931
900,000	Term Loan, Maturing June 4, 2007	910,687
		$103,269,463

Chemicals — 4.4%
	Brenntag AG
10,190,000	Term Loan, Maturing February 27, 2012	10,358,777
	Celanese AG
6,250,000	Term Loan, Maturing June 4, 2011	6,358,075
5,966,904	Term Loan, Maturing June 4, 2011	6,070,084
5,300,000	Term Loan, Maturing December 8, 2011	5,478,875
	CP Kelco U.S., Inc.
6,928,886	Term Loan, Maturing March 31, 2008	6,972,192
1,654,624	Term Loan, Maturing September 30, 2008	1,663,587
	FMC Corp.
13,387,722	Term Loan, Maturing October 21, 2007	13,582,259
	GEO Specialty Chemicals, Inc.
2,275,000	Term Loan, Maturing December 31, 2007	2,152,719

	Georgia Gulf Corp.
5,681,000	Term Loan, Maturing December 2, 2010	5,768,584
	Hercules, Inc.
2,793,000	Term Loan, Maturing October 8, 2010	2,813,947
	Huntsman International, LLC
18,403,965	Term Loan, Maturing December 31, 2010	18,705,330
	Huntsman, LLC
38,093	Term Loan, Maturing March 31, 2007	38,301
1,740,219	Term Loan, Maturing March 31, 2007	1,749,696
	IMC Global, Inc.
7,884,448	Term Loan, Maturing November 17, 2006	7,923,870
	ISP Chemco, Inc.
12,493,688	Term Loan, Maturing March 27, 2011	12,618,624
	Kosa B.V.
15,270,588	Term Loan, Maturing April 29, 2011	15,509,191
6,729,412	Term Loan, Maturing April 29, 2011	6,834,559
	Kraton Polymers, LLC
12,570,556	Term Loan, Maturing December 5, 2008	12,782,684
	Nalco Co.
3,962,500	Term Loan, Maturing November 4, 2009	4,012,031
23,717,753	Term Loan, Maturing November 4, 2010	24,112,441
	Polymer Group, Inc.
13,750,000	Term Loan, Maturing April 27, 2010	13,861,719
2,500,000	Term Loan, Maturing April 27, 2011	2,509,375
	Ripplewood Phosphorus, LLC
2,300,000	Term Loan, Maturing July 20, 2011	2,328,750
	Rockwood Specialties Group, Inc.
8,424,950	Term Loan, Maturing December 8, 2010	8,461,809
	VWR International, Inc.
6,263,167	Term Loan, Maturing April 7, 2011	6,389,213
	Wellman, Inc.
4,750,000	Term Loan, Maturing February 10, 2009	4,835,106
	Westlake Chemical Corp.
3,712,500	Term Loan, Maturing July 31, 2010	3,768,187
		$207,659,985

Coal — 0.3%
	Consol Energy, Inc.
4,900,000	Term Loan, Maturing June 30, 2010	4,985,750
	Peabody Energy Corp.
9,140,619	Term Loan, Maturing March 31, 2010	9,252,025
		$14,237,775

Commercial Services — 1.9%
	Advanstar Communications, Inc.
1,412,557	Term Loan, Maturing October 11, 2007	1,421,679
	Anthony Crane Rental, L.P.
4,211,457	Term Loan, Maturing July 20, 2006	3,242,822
	Baker & Taylor, Inc.
7,539,396	Revolvng Loan, Maturing May 6, 2011	7,464,002
4,650,000	Term Loan, Maturing May 6, 2011	4,650,000
	Coinmach Laundry Corp.
15,721,675	Term Loan, Maturing July 25, 2009	15,898,544
	Corrections Corp. of America
6,054,973	Term Loan, Maturing March 31, 2008	6,151,477
	Environmental Systems Products Holdings, Inc.
6,761,686	Term Loan, Maturing December 12, 2008	6,808,172
1,000,000	Term Loan, Maturing December 12, 2010	1,032,500
	Gate Gourmet Borrower, LLC
6,757,000	Term Loan, Maturing December 31, 2008	6,892,140
	Geo Group
2,627,922	Term Loan, Maturing July 9, 2009	2,657,486
	Interline Brands, Inc.
3,325,000	Term Loan, Maturing November 30, 2009	3,347,859

	Panavision, Inc.
2,257,376	Term Loan, Maturing January 12, 2007	2,277,835
	Pike Electric
6,922,688	Term Loan, Maturing July 1, 2012	7,052,488
	United Rentals, Inc.
2,819,503	Term Loan, Maturing February 14, 2011	2,877,655
13,892,266	Term Loan, Maturing February 14, 2011	14,156,219
	Williams Scotsman, Inc.
5,210,472	Term Loan, Maturing December 31, 2006	5,285,372
		$91,216,250

Communications Equipment — 0.5%
	Amphenol Corp.
11,413,007	Term Loan, Maturing May 6, 2010	11,555,670
	Language Line, LLC
12,800,000	Term Loan, Maturing June 11, 2011	12,952,000
		$24,507,670

Computer Software & Services — 0.4%
	InfoUSA, Inc.
2,779,167	Term Loan, Maturing March 25, 2009	2,813,906
3,100,000	Term Loan, Maturing June 4, 2010	3,138,750
	UGS Corp.
13,270,000	Term Loan, Maturing May 27, 2011	13,415,147
		$19,367,803

Computers & Peripherals — 0.2%
	Seagate Technology Holdings, Inc.
10,220,853	Term Loan, Maturing November 22, 2006	10,389,497
		$10,389,497

Construction Materials — 0.5%
	Formica Corp.
578,096	Term Loan, Maturing June 10, 2010	586,767
1,413,010	Term Loan, Maturing June 10, 2010	1,434,205
722,620	Term Loan, Maturing June 10, 2010	733,459
2,104,939	Term Loan, Maturing June 10, 2010	2,136,513
	NCI Building Systems, Inc.
8,570,000	Term Loan, Maturing June 18, 2010	8,682,481

	Panolam Industries, Inc.
500,000	Term Loan, Maturing November 24, 2007	505,000
	Ply Gem Industries, Inc.
8,148,079	Term Loan, Maturing February 12, 2011	8,181,185
1,437,896	Term Loan, Maturing February 12, 2011	1,443,739
		$23,703,349

Containers and Packaging - Metal and Glass — 1.6%
	Ball Corp.
5,628,900	Term Loan, Maturing December 31, 2009	5,702,780
2,060,092	Term Loan, Maturing December 31, 2009	2,080,693
	BWAY Corp.
5,500,000	Term Loan, Maturing June 30, 2011	5,594,534
	Owens-Illinois, Inc.
5,750,000	Term Loan, Maturing April 1, 2007	5,830,258
14,000,000	Term Loan, Maturing April 1, 2008	14,215,838
2,250,000	Term Loan, Maturing April 1, 2008	2,256,093
	Silgan Holdings, Inc.
30,906,029	Term Loan, Maturing December 31, 2008	31,297,176
	U.S. Can Corp.
8,927,625	Term Loan, Maturing January 10, 2010	9,033,641
		$76,011,013

Containers and Packaging - Paper — 2.2%
	Graham Packaging Co.
9,174,581	Term Loan, Maturing February 16, 2010	9,245,299
	Graphic Packaging International, Inc.
26,690,450	Term Loan, Maturing August 8, 2009	27,143,627
	Greif Bros. Corp.
7,816,281	Term Loan, Maturing August 31, 2008	7,900,306
	Jefferson Smurfit Corp.
1,037,279	Revolving Loan, Maturing March 31, 2005	1,029,715
2,081,535	Term Loan, Maturing March 31, 2007	2,099,424

	Printpack Holdings, Inc.
13,188,230	Term Loan, Maturing April 30, 2009	13,328,355
	Solo Cup Co.
16,079,781	Term Loan, Maturing February 27, 2011	16,287,483
	Stone Container Corp.
23,072,914	Term Loan, Maturing June 30, 2009	23,274,802
2,497,218	Term Loan, Maturing June 30, 2009	2,525,311
		$102,834,322

Containers and Packaging - Plastics — 0.8%
	Berry Plastics Corp.
13,458,933	Term Loan, Maturing July 22, 2010	13,705,676
	Consolidated Container Holdings, LLC
5,625,000	Term Loan, Maturing December 15, 2008	5,688,281
	Crown Cork & Seal Americas, Inc.
6,844,714	Revolving Loan, Maturing September 15, 2007	6,810,490
12,471,250	Term Loan, Maturing September 15, 2008	12,671,962
		$38,876,409

Educational Services — 0.7%
	American Achievement Corp.
8,077,250	Term Loan, Maturing March 25, 2011	8,205,985
	Jostens, Inc.
13,309,055	Term Loan, Maturing July 15, 2010	13,508,691
	Knowledge Learning Corp.
7,976,053	Term Loan, Maturing May 15, 2010	8,075,754
	Weekly Reader Corp.
6,000,000	Term Loan, Maturing March 18, 2009	6,003,750
		$35,794,180

Electronic Equipment & Instruments — 0.8%
	Communications & Power Industries, Inc.
4,688,250	Term Loan, Maturing July 23, 2010	4,773,225
	Global Cash Access, LLC
4,246,250	Term Loan, Maturing March 10, 2010	4,317,905

	Invensys International Holdings, Ltd.
17,912,713	Term Loan, Maturing September 5, 2009	18,214,990
	Juno Lighting, Inc.
5,454,182	Term Loan, Maturing November 21, 2010	5,535,995
	SecurityCo, Inc.
7,125,000	Term Loan, Maturing June 28, 2010	7,160,625
		$40,002,740

Entertainment — 2.4%
	Hollywood Entertainment Corp.
2,656,774	Term Loan, Maturing March 31, 2008	2,672,271
	Lions Gate Entertainment, Inc.
9,250,000	Term Loan, Maturing December 31, 2008	9,336,719
715,000	Revolving Loan, Maturing December 31, 2008	704,275
	Metro-Goldwyn-Mayer Studios, Inc.
44,000,000	Term Loan, Maturing April 26, 2011	44,264,000
	Six Flags Theme Parks, Inc.
250,000	Revolving Loan, Maturing June 30, 2008	242,500
24,934,475	Term Loan, Maturing June 30, 2009	25,246,156
	Universal City Development Partners, L.P.
8,609,280	Term Loan, Maturing June 30, 2007	8,646,946
	WMG Acquisition Corp.
21,196,875	Term Loan, Maturing February 28, 2011	21,529,963
		$112,642,830

Environmental Services — 1.5%
	Allied Waste Industries, Inc.
6,988,143	Term Loan, Maturing January 15, 2009	7,111,162
5,000,000	Term Loan, Maturing January 5, 2010	5,075,000
5,000,000	Term Loan, Maturing January 15, 2010	5,076,340
19,570,785	Term Loan, Maturing July 15, 2010	19,858,711
	Casella Waste Systems, Inc.
6,039,000	Term Loan, Maturing May 11, 2007	6,120,152

	IESI Corp.
6,600,125	Term Loan, Maturing September 30, 2010	6,717,693
	Ionics, Inc.
9,041,237	Term Loan, Maturing February 13, 2011	9,188,157
	Synagro Technologies, Inc.
503,244	Term Loan, Maturing April 15, 2008	505,131
	Waste Connections
13,400,000	Term Loan, Maturing October 22, 2010	13,554,944
		$73,207,290

Food, Beverages and Tobacco — 4.8%
	American Seafood Holdings, Inc.
1,079,020	Term Loan, Maturing September 30, 2007	1,077,671
4,834,749	Term Loan, Maturing March 31, 2009	4,855,901
	B&G Foods, Inc.
2,977,500	Term Loan, Maturing August 15, 2009	2,999,831
	Constellation Brands, Inc.
10,018,671	Term Loan, Maturing November 30, 2008	10,174,321
	Dean Foods Co.
2,643,375	Term Loan, Maturing July 15, 2008	2,646,679
26,837,907	Term Loan, Maturing July 15, 2008	26,864,745
	Del Monte Corp.
12,059,263	Term Loan, Maturing December 20, 2010	12,249,571
	Doane Pet Care Co.
1,286,091	Term Loan, Maturing December 29, 2005	1,294,665
1,429,329	Term Loan, Maturing December 29, 2006	1,438,858
	Dole Food Co., Inc.
3,717,916	Term Loan, Maturing September 29, 2008	3,782,207
6,000,000	Term Loan, Maturing September 29, 2008	6,095,628
	Dr. Pepper/Seven Up Bottling Group, Inc.
22,629,449	Term Loan, Maturing December 19, 2010	22,898,173

	DS Waters Enterprises, L.P.
14,767,566	Term Loan, Maturing November 7, 2009	14,587,594
	Interstate Brands Corp.
2,437,500	Term Loan, Maturing July 19, 2006	2,384,687
11,158,103	Term Loan, Maturing July 19, 2007	10,927,968
1,992,397	Term Loan, Maturing July 19, 2007	1,946,323
	Land O’Lakes, Inc.
482,778	Term Loan, Maturing October 1, 2007	491,327
	Merisant Co.
15,768,257	Term Loan, Maturing January 31, 2010	15,853,011
	Michael Foods, Inc.
13,488,484	Term Loan, Maturing November 20, 2010	13,711,894
5,200,000	Term Loan, Maturing November 20, 2011	5,352,750
	Nutra Sweet
30,580	Term Loan, Maturing June 30, 2007	30,656
890,000	Term Loan, Maturing June 30, 2008	881,100
	Pierre Merger Corp.
2,550,000	Term Loan, Maturing June 30, 2010	2,582,673
	Pinnacle Foods Holdings Corp.
5,640,908	Term Loan, Maturing November 25, 2010	5,723,762
16,403,842	Term Loan, Maturing November 25, 2010	16,644,782
	Reddy Ice Group, Inc.
2,107,192	Term Loan, Maturing July 31, 2009	2,130,019
8,825,000	Term Loan, Maturing July 31, 2009	8,944,508
	Seminis Vegetable Seeds, Inc.
10,121,906	Term Loan, Maturing September 30, 2009	10,258,977
	Southern Wine & Spirits of America, Inc.
17,935,048	Term Loan, Maturing June 28, 2008	18,153,641
		$226,983,922

Funeral Service — 0.2%
	Alderwoods Group
6,708,472	Term Loan, Maturing September 28, 2008	6,817,484

	Stewart Enterprises, Inc.
718,986	Term Loan, Maturing January 31, 2006	724,678
		$7,542,162

Health Care - Equipment & Supplies — 2.5%
	Advance Medical Optics, Inc.
8,100,000	Term Loan, Maturing June 25, 2009	8,229,098
	Colgate Medical, Ltd.
6,199,359	Term Loan, Maturing December 30, 2008	6,267,168
	Conmed Corp.
9,674,085	Term Loan, Maturing December 15, 2009	9,807,104
	Dade Behring Holdings, Inc.
2,714,279	Term Loan, Maturing October 3, 2008	2,748,207
	DJ Orthopedics, Inc.
10,749,684	Term Loan, Maturing May 15, 2009	10,877,336
	Empi Corp.
8,709,621	Term Loan, Maturing November 24, 2009	8,766,782
	Fisher Scientific International, LLC
10,528,629	Term Loan, Maturing March 31, 2010	10,587,852
	Hanger Orthopedic Group, Inc.
4,721,856	Term Loan, Maturing September 30, 2009	4,759,239
	Kinetic Concepts, Inc.
14,373,891	Term Loan, Maturing October 3, 2009	14,580,516
	Leiner Health Products, Inc.
6,500,000	Term Loan, Maturing May 27, 2011	6,613,750
	Quintiles Transnational Corp.
7,944,987	Term Loan, Maturing September 25, 2009	8,084,025
	Sola International, Inc.
2,962,500	Term Loan, Maturing December 11, 2009	3,010,641
	Sunrise Medical Holdings, Inc.
5,499,190	Term Loan, Maturing May 13, 2010	5,523,249
	Sybron Dental Management
3,850,918	Term Loan, Maturing June 8, 2009	3,879,800
	Triad Hospitals Holdings, Inc.
2,455,069	Term Loan, Maturing September 30, 2006	2,472,716

12,113,703	Term Loan, Maturing September 30, 2008	12,337,807
		$118,545,290

Health Care - Providers & Services — 3.9%
	Alliance Imaging, Inc.
9,498,294	Term Loan, Maturing June 10, 2008	9,459,712
	Amerisource Bergen Corp.
11,537,500	Term Loan, Maturing March 31, 2005	11,559,133
	AMN Healthcare, Inc.
3,277,500	Term Loan, Maturing October 2, 2008	3,297,984
	Community Health Systems, Inc.
33,565,961	Term Loan, Maturing January 16, 2010	33,655,112
5,458,750	Term Loan, Maturing January 16, 2011	5,533,808
	Concentra Operating Corp.
7,920,000	Term Loan, Maturing June 30, 2009	8,033,850
5,286,750	Term Loan, Maturing June 30, 2009	5,359,443
	Cross Country Healthcare, Inc.
3,027,210	Term Loan, Maturing June 5, 2009	3,081,133
	DaVita, Inc.
26,896,885	Term Loan, Maturing March 31, 2009	27,211,471
	Express Scripts, Inc.
10,473,750	Term Loan, Maturing February 13, 2010	10,576,309
	FHC Health Systems, Inc.
1,625,000	Term Loan, Maturing June 1, 2004	1,639,219
2,321,429	Term Loan, Maturing December 18, 2009	2,344,643
	Fresenius Medical Care Holdings, Inc.
22,443,750	Term Loan, Maturing February 21, 2010	22,665,853
	Iasis Healthcare, LLC
12,140,000	Term Loan, Maturing June 16, 2011	12,341,075
	Insight Health Services Corp.
1,312,862	Term Loan, Maturing October 17, 2008	1,321,067
	Magellan Health Services, Inc.
4,733,333	Term Loan, Maturing August 15, 2008	4,804,333

5,472,917	Term Loan, Maturing August 15, 2008	5,555,010
	Mariner Health Care, Inc.
2,435,810	Term Loan, Maturing December 31, 2009	2,452,556
	Medcath Holdings Corp.
1,995,000	Term Loan, Maturing July 2, 2011	2,024,303
	Multiplan, Inc.
1,596,000	Term Loan, Maturing March 4, 2009	1,611,960
	Team Health
6,783,000	Term Loan, Maturing March 23, 2011	6,863,548
	Vanguard Health Systems, Inc.
3,210,000	Term Loan, Maturing May 18, 2009	3,214,012
		$184,605,534

Hotels — 0.6%
	CNL Hospitality Partners, L.P.
17,395,048	Term Loan, Maturing April 2, 2005	17,395,048
	Vail Resorts, Inc.
4,445,730	Term Loan, Maturing December 10, 2010	4,499,915
	Wyndham International, Inc.
5,303,623	Term Loan, Maturing June 30, 2006	5,269,054
		$27,164,017

Household Furnishing & Appliances — 0.9%
	Goodman Global Holdings, Inc.
8,856,588	Term Loan, Maturing November 21, 2009	8,983,902
	Home Interiors & Gifts, Inc.
2,976,563	Term Loan, Maturing March 31, 2011	2,878,896
	Sealy Mattress Co.
12,634,392	Term Loan, Maturing April 6, 2012	12,842,329
	Simmons Co.
14,240,741	Term Loan, Maturing December 19, 2011	14,481,053
	Tempur-Pedic, Inc.
6,069,797	Term Loan, Maturing June 30, 2009	6,145,670
		$45,331,850

Household Products — 1.5%
	Central Garden & Pet Co.
6,425,075	Term Loan, Maturing May 19, 2009	6,481,295
	Church & Dwight Co., Inc.
25,600,000	Term Loan, Maturing May 30, 2011	25,952,000
	Rayovac Corp.
6,999,234	Term Loan, Maturing September 30, 2009	7,092,555
	The Scotts Co.
16,180,258	Term Loan, Maturing September 30, 2010	16,305,947
	United Industries Corp.
16,683,188	Term Loan, Maturing April 29, 2011	16,964,716
		$72,796,513

Insurance — 0.9%
	Conseco, Inc.
25,700,000	Term Loan, Maturing June 22, 2010	26,093,544
	Hilb, Rogal & Hobbs Co.
10,500,943	Term Loan, Maturing June 30, 2007	10,645,331
	U.S.I. Holdings Corp.
6,915,038	Term Loan, Maturing August 11, 2008	6,992,832
		$43,731,707

Leisure — 0.6%
	AMF Bowling Worldwide, Inc.
9,027,375	Term Loan, Maturing August 27, 2009	9,114,832
	New England Sports Ventures, LLC
14,000,000	Term Loan, Maturing February 28, 2005	14,000,000
	Yankees Holdings & YankeeNets, LLC
2,306,857	Term Loan, Maturing June 25, 2007	2,335,693
5,033,143	Term Loan, Maturing June 25, 2007	5,096,057
		$30,546,582

Leisure Equipment & Products — 0.3%
	Bombardier Recreational Products, Inc.
9,645,000	Term Loan, Maturing December 18, 2010	9,759,534
4,185,000	Term Loan, Maturing December 18, 2010	4,249,085
		$14,008,619

Machinery — 0.7%
	Colfax Corp.
2,320,194	Term Loan, Maturing May 30, 2009	2,331,795
	Flowserve Corp.
2,861,962	Term Loan, Maturing June 30, 2007	2,880,445
8,078,295	Term Loan, Maturing June 30, 2009	8,194,421
	MTD Products, Inc.
7,900,000	Term Loan, Maturing June 1, 2010	7,941,973
	Rexnord Corp.
9,903,825	Term Loan, Maturing November 30, 2009	10,033,812
	Terex Corp.
1,744,670	Term Loan, Maturing June 30, 2009	1,768,659
	The Manitowoc Co.
382,857	Term Loan, Maturing June 30, 2007	385,729
		$33,536,834

Manufacturing — 4.0%
	AMSCAN Holdings, Inc.
7,700,000	Term Loan, Maturing April 30, 2012	7,825,125
	Amsted Industries, Inc.
13,775,962	Term Loan, Maturing October 15, 2010	14,103,141
	Chart Industries, Inc.
4,975,311	Term Loan, Maturing September 15, 2009	4,965,983
	Douglas Dynamics Holdings, Inc.
4,965,465	Term Loan, Maturing March 30, 2010	5,027,533
	Dresser, Inc.
5,725,831	Term Loan, Maturing March 31, 2007	5,846,074
	Enersys Holdings, Inc.
7,511,175	Term Loan, Maturing March 17, 2011	7,639,098
	Harbor Freight Tools USA, Inc.
13,590,000	Term Loan, Maturing July 15, 2010	13,755,635
	Itron, Inc.
5,000,000	Term Loan, Maturing December 17, 2010	5,050,000
	JohnsonDiversey, Inc.
273,849	Term Loan, Maturing November 30, 2008	277,529

8,657,930	Term Loan, Maturing November 30, 2009	8,806,197
	MAAX Corp.
5,300,000	Term Loan, Maturing June 4, 2011	5,366,250
	Mueller Group, Inc.
14,292,432	Term Loan, Maturing April 23, 2011	14,439,830
	National Waterworks, Inc.
4,744,898	Term Loan, Maturing November 22, 2009	4,813,106
	Polypore, Inc.
15,800,000	Term Loan, Maturing November 12, 2011	16,086,375
	Roper Industries, Inc.
12,285,000	Term Loan, Maturing December 29, 2008	12,469,275
	Sensus Metering Systems, Inc.
7,372,826	Term Loan, Maturing December 17, 2010	7,463,453
1,105,924	Term Loan, Maturing December 17, 2010	1,119,518
	SPX Corp.
24,644,750	Term Loan, Maturing September 30, 2009	25,045,227
	St. Marys Cement, Inc.
10,720,625	Term Loan, Maturing December 4, 2010	10,868,034
	Synthetic Industries, Inc.
9,425,495	Term Loan, Maturing December 30, 2007	9,354,804
	Trimas Corp.
8,554,042	Term Loan, Maturing December 31, 2009	8,627,110
		$188,949,297

Metals & Mining — 0.5%
	Compass Minerals Group, Inc.
3,524,922	Term Loan, Maturing November 28, 2009	3,582,935
	Magnequench, Inc.
10,900,000	Term Loan, Maturing September 30, 2009	10,954,500
1,600,000	Term Loan, Maturing December 31, 2009	1,608,000
	Severstal North America, Inc.
921,410	Revolving Loan, Maturing April 7, 2007	919,682

	Stillwater Mining Co.
7,639,531	Term Loan, Maturing June 30, 2007	7,725,476
		$24,790,593

Miscellaneous — 0.9%
	Atkins Nutritionals, Inc.
1,930,000	Term Loan, Maturing November 26, 2009	1,896,225
	Coinstar, Inc.
5,750,000	Term Loan, Maturing July 7, 2011	5,850,625
	Laidlaw International, Inc.
16,811,295	Term Loan, Maturing June 19, 2009	17,137,014
	Vicar Operating, Inc.
3,591,000	Term Loan, Maturing September 30, 2008	3,657,211
	Weight Watchers International, Inc.
1,531,429	Revolving Loan, Maturing March 31, 2009	1,530,952
12,307,256	Term Loan, Maturing March 31, 2010	12,448,273
		$42,520,300

Office Equipment and Supplies — 0.9%
	Buhrmann US, Inc.
12,031,520	Term Loan, Maturing December 31, 2010	12,141,813
	General Binding Corp.
2,115,000	Term Loan, Maturing January 15, 2008	2,120,287
	Global Imaging Systems, Inc.
3,192,754	Term Loan, Maturing May 10, 2010	3,228,673
	Iron Mountain, Inc.
15,160,435	Term Loan, Maturing April 2, 2011	15,288,359
	Xerox Corp.
8,750,000	Term Loan, Maturing September 30, 2008	8,803,777
		$41,582,909

Oil & Gas — 2.5%
	Beldon & Blake Corp.
4,405,000	Term Loan, Maturing July 21, 2011	4,405,000
	BPL Acquisition, L.P.
6,000,000	Term Loan, Maturing May 4, 2010	6,075,000

	Columbia Natural Resources, LLC
6,875,000	Revolving Loan, Maturing August 28, 2008	6,857,812
	Cumberland Farms, Inc.
8,728,614	Term Loan, Maturing September 8, 2008	8,772,257
	La Grange Acquisition, L.P.
15,400,000	Term Loan, Maturing January 18, 2008	15,645,445
	Lyondell-Citgo Refining, LP
8,510,000	Term Loan, Maturing May 21, 2007	8,680,200
	Magellan Midstream Holdings
5,167,065	Term Loan, Maturing June 17, 2008	5,244,571
	Plains Resources, Inc.
2,500,000	Term Loan, Maturing July 23, 2010	2,535,937
	Pride Offshore, Inc.
6,215,000	Term Loan, Maturing July 7, 2011	6,300,456
	Seminole Transportation & Gathering, L.P.
4,754,528	Revolving Loan, Maturing October 9, 2006	4,742,641
	Sprague Energy Corp.
7,767,857	Revolving Loan, Maturing August 10, 2007	7,748,438
	Tesoro Petroleum Corp.
2,310,000	Term Loan, Maturing June 30, 2009	2,321,550
	The Premcor Refining Group, Inc.
13,800,000	Term Loan, Maturing April 13, 2009	13,946,625
	Transwestern Pipeline Co.
8,850,000	Term Loan, Maturing April 30, 2009	8,929,278
	Williams Production RMT Co.
18,680,390	Term Loan, Maturing May 30, 2007	18,956,710
		$121,161,920

Paper and Forest Products — 1.5%
	Appleton Papers, Inc.
12,585,000	Term Loan, Maturing June 11, 2010	12,752,141
	Buckeye Technologies, Inc.
12,031,424	Term Loan, Maturing March 15, 2008	12,199,359
	Koch Cellulose, LLC
2,384,535	Term Loan, Maturing May 7, 2011	2,418,812
9,661,854	Term Loan, Maturing May 7, 2011	9,800,743

	RLC Industries Co.
21,962,692	Term Loan, Maturing February 24, 2010	22,182,319
	SP Newsprint Co.
3,733,417	Term Loan, Maturing January 9, 2010	3,791,751
6,863,333	Term Loan, Maturing January 9, 2010	6,966,283
		$70,111,408

Personal Products — 0.4%
	American Safety Razor Co.
1,845,375	Term Loan, Maturing April 29, 2011	1,867,289
	Mary Kay Cosmetics, Inc.
1,830,243	Term Loan, Maturing September 30, 2007	1,848,545
	Prestige Brands, Inc.
8,750,000	Term Loan, Maturing April 7, 2011	8,897,656
	Revlon Consumer Products Corp.
4,900,000	Term Loan, Maturing July 9, 2010	4,998,764
		$17,612,254

Publishing & Printing — 4.2%
	American Media Operations, Inc.
3,306,289	Term Loan, Maturing April 1, 2007	3,355,470
11,704,726	Term Loan, Maturing April 1, 2008	11,898,591
	CBD Media, LLC
9,012,351	Term Loan, Maturing December 31, 2009	9,132,513
	Dex Media East, LLC
10,449,458	Term Loan, Maturing November 8, 2008	10,582,249
8,537,970	Term Loan, Maturing May 8, 2009	8,682,048
	Dex Media West, LLC
10,155,484	Term Loan, Maturing September 9, 2009	10,300,413
15,321,972	Term Loan, Maturing March 9, 2010	15,626,818
	Freedom Communications Holdings, Inc.
1,398,000	Term Loan, Maturing May 18, 2011	1,406,737
22,450,000	Term Loan, Maturing May 18, 2012	22,818,315

	Journal Register Co.
15,638,848	Term Loan, Maturing September 30, 2006	15,633,969
	Liberty Group Operating, Inc.
4,133,804	Term Loan, Maturing April 30, 2007	4,169,974
	Medianews Group, Inc.
9,657,111	Term Loan, Maturing December 31, 2006	9,793,923
	Morris Publishing Group, LLC
4,200,000	Term Loan, Maturing September 30, 2010	4,235,440
6,300,000	Term Loan, Maturing March 31, 2011	6,380,722
	Nebraska Book Co.
10,498,688	Term Loan, Maturing March 4, 2011	10,623,359
	R.H. Donnelley, Inc.
499,094	Term Loan, Maturing December 31, 2008	505,333
10,018,194	Term Loan, Maturing June 30, 2010	10,148,120
	Sun Media Corp.
8,842,359	Term Loan, Maturing February 7, 2009	8,936,309
	The Reader’s Digest Association, Inc.
13,100,000	Term Loan, Maturing May 20, 2008	13,323,106
	Transwestern Publishing Co., LLC
7,383,419	Term Loan, Maturing February 25, 2011	7,482,637
	Yell Group PLC
13,000,000	Term Loan, Maturing July 8, 2008	12,971,569
		$198,007,615

Real Estate — 3.3%
	AGBRI Octagon
917,959	Term Loan, Maturing May 31, 2004	911,075
	AIMCO Properties, L.P.
3,634,146	Term Loan, Maturing August 31, 2004	3,675,031
3,397,753	Revolving Loan, Maturing August 31, 2004	3,376,517
12,000,000	Term Loan, Maturing May 30, 2008	12,112,500
	AP-Knight, L.P.
2,421,772	Term Loan, Maturing December 31, 2004	2,418,745

	BRE/Homestead, LLC
12,500,000	Term Loan, Maturing January 11, 2006	12,476,562
	Concordia Properties, LLC
3,000,000	Term Loan, Maturing January 31, 2006	3,001,875
	Crescent Real Estate Equities, L.P.
3,709,091	Term Loan, Maturing May 11, 2005	3,709,091
	DMB/CHII, LLC
4,194,158	Term Loan, Maturing March 3, 2009	4,204,644
	GGP, L.P.
17,841,819	Term Loan, Maturing April 30, 2008	17,953,330
	Landsource Communities Development, LLC
16,500,000	Term Loan, Maturing March 31, 2010	16,757,813
	Newkirk Master, L.P.
17,461,064	Term Loan, Maturing November 24, 2006	17,766,633
	Newkirk Tender Holdings, LLC
4,833,333	Term Loan, Maturing May 25, 2006	4,881,667
5,401,619	Term Loan, Maturing May 25, 2006	5,455,635
	OLY Hightop Parent
10,498,592	Term Loan, Maturing February 28, 2005	10,524,838
	Sugarloaf Mills, LLC
5,825,000	Term Loan, Maturing April 7, 2007	5,810,438
	The Woodlands Commercial Properties Co., L.P.
3,658,333	Term Loan, Maturing November 28, 2005	3,681,198
	Tower Financing I, LLC
7,000,000	Term Loan, Maturing July 9, 2008	7,008,750
	Whitehall Street Real Estate, LP
15,075,000	Term Loan, Maturing September 11, 2006 (2)	15,151,280
	Wilmorite Holdings, L.P.
4,370,000	Term Loan, Maturing March 27, 2006	4,391,850
		$155,269,472

Restaurants — 0.8%
	AFC Enterprises, Inc.
1,279,048	Term Loan, Maturing June 30, 2004	1,263,060
4,044,579	Term Loan, Maturing May 23, 2009	4,059,746

	Buffets, Inc.
1,227,273	Term Loan, Maturing June 28, 2009	1,248,750
13,206,364	Term Loan, Maturing June 28, 2009	13,443,669
	Carrols Corp.
1,711,936	Term Loan, Maturing November 30, 2007	1,728,521
	CKE Restaurants, Inc.
5,463,880	Term Loan, Maturing July 2, 2008	5,566,328
	Jack in the Box, Inc.
11,691,250	Term Loan, Maturing January 8, 2011	11,859,312
		$39,169,386

Retail - Food and Drug — 2.5%
	Alimentation Couche-Tard, Inc.
4,552,846	Term Loan, Maturing December 17, 2010	4,615,448
	Domino’s, Inc.
31,628,009	Term Loan, Maturing June 25, 2010	32,176,565
	Fleming Companies, Inc.
1,412,381	Revolving Loan, Maturing June 18, 2008	1,404,143
1,693,978	Term Loan, Maturing June 18, 2008	1,687,626
	General Nutrition Centers, Inc.
8,458,747	Term Loan, Maturing December 5, 2009	8,567,653
	Giant Eagle, Inc.
8,363,188	Term Loan, Maturing August 6, 2009	8,467,728
3,407,632	Term Loan, Maturing August 6, 2009	3,450,228
	Rite Aid Corp.
26,815,313	Term Loan, Maturing April 30, 2008	27,425,361
	Roundy’s, Inc.
19,912,953	Term Loan, Maturing June 6, 2009	20,118,315
	The Pantry, Inc.
9,264,861	Term Loan, Maturing March 12, 2011	9,403,834
		$117,316,901

Retail - Multiline — 0.4%
	Kmart Corp.
10,500,000	Term Loan, Maturing May 6, 2006	10,559,063
	Rent-A-Center, Inc.
9,726,006	Term Loan, Maturing June 30, 2010	9,853,660
		$20,412,723

Retail - Specialty — 1.7%
	Advance Stores Co., Inc.
3,451,735	Term Loan, Maturing November 30, 2006	3,495,962
9,379,396	Term Loan, Maturing November 30, 2007	9,508,362
	CSK Auto, Inc.
20,944,750	Term Loan, Maturing June 20, 2009	21,239,296
	FTD, Inc.
9,775,500	Term Loan, Maturing February 28, 2011	9,873,255
	Getty Petroleum Marketing, Inc.
12,500,000	Term Loan, Maturing May 19, 2010	12,710,938
	Mall of America Kay-Bee Toy, Inc.
969,231	DIP Loan, Maturing January 16, 2008	966,808
	Oriental Trading Co.
11,026,171	Term Loan, Maturing August 4, 2010	11,143,324
1,000,000	Term Loan, Maturing January 8, 2011	1,018,333
	Petco Animal Supplies, Inc.
4,708,765	Term Loan, Maturing October 2, 2008	4,772,042
	Petro Stopping Centers, L.P.
562,500	Term Loan, Maturing February 9, 2007	572,344
	Travelcenters of America, Inc.
8,073,818	Term Loan, Maturing November 30, 2008	8,181,467
		$83,482,131

Road & Rail — 1.5%
	Helm Holding Corp.
1,820,000	Term Loan, Maturing July 2, 2010	1,843,129
	Kansas City Southern Industries, Inc.
9,650,813	Term Loan, Maturing March 30, 2008	9,793,567
	NFIL Holdings Corp.
2,553,571	Term Loan, Maturing February 27, 2010	2,590,279

7,826,696	Term Loan, Maturing February 27, 2010	7,931,872
	Quality Distribution, LLC
6,721,812	Term Loan, Maturing November 13, 2009	6,688,203
	RailAmerica, Inc.
2,225,880	Term Loan, Maturing May 31, 2009	2,258,990
3,434,846	Term Loan, Maturing May 31, 2009	3,485,940
15,170,571	Term Loan, Maturing May 31, 2009	15,396,234
	SIRVA Worldwide, Inc.
10,170,588	Term Loan, Maturing December 31, 2010	10,262,764
	Yellow Roadway Corp.
7,463,367	Term Loan, Maturing June 30, 2008	7,531,008
2,108,033	Term Loan, Maturing June 30, 2008	2,127,138
		$69,909,124

Semiconductor Equipment and Products — 0.5%
	AMI Semiconductor
5,952,506	Term Loan, Maturing September 26, 2008	6,019,472
	Fairchild Semiconductor Corp.
9,659,981	Term Loan, Maturing June 19, 2008	9,792,806
	Memec Group, Ltd.
6,500,000	Term Loan, Maturing June 15, 2009	6,483,750
		$22,296,028

Shipping Lines — 0.1%
	Horizon Lines, LLC
4,900,000	Term Loan, Maturing July 7, 2011	4,990,346
		$4,990,346

Telecommunications - Wireless — 3.6%
	American Tower, L.P.
27,200,000	Term Loan, Maturing August 31, 2011	27,633,514
	Cellular South, Inc.
8,400,000	Term Loan, Maturing May 4, 2011	8,520,750
	Centennial Cellular Operating Co., LLC
11,321,625	Term Loan, Maturing February 9, 2011	11,391,378
	Crown Castle Operating Co.
1,430,921	Term Loan, Maturing September 15, 2007	1,436,436
18,609,997	Term Loan, Maturing September 30, 2010	18,688,829
	Dobson Cellular Systems, Inc.
13,897,494	Term Loan, Maturing March 31, 2010	13,943,091

	Nextel Finance Co.
33,952,907	Term Loan, Maturing December 15, 2010	34,224,157
	Nextel Partners Operating Corp.
13,050,000	Term Loan, Maturing May 31, 2011	13,276,744
	SBA Senior Finance, Inc.
7,427,783	Term Loan, Maturing October 31, 2008	7,493,935
	Spectrasite Communications, Inc.
12,572,771	Term Loan, Maturing June 30, 2006	12,763,613
2,521,173	Term Loan, Maturing June 30, 2007	2,537,454
	Western Wireless Corp.
19,500,000	Term Loan, Maturing May 28, 2011	19,802,952
	Winstar Communications, Inc.
182,488	DIP Loan, Maturing June 30, 2003 (2) (3)	78,926
		$171,791,779

Telecommunications - Wireline — 1.6%
	Broadwing, Inc.
43,496	Revolving Loan, Maturing December 31, 2005	42,958
	Cincinnati Bell, Inc.
17,839,915	Term Loan, Maturing June 30, 2008	18,053,994
	Consolidated Communications, Inc.
1,300,000	Term Loan, Maturing October 14, 2010	1,303,250
12,800,000	Term Loan, Maturing April 14, 2012	13,044,006
	D&E Communications, Inc.
3,283,413	Term Loan, Maturing December 31, 2011	3,330,612
	Fairpoint Communications, Inc.
4,342,968	Term Loan, Maturing March 31, 2007	4,364,683
	NTELOS, Inc.
4,751,836	Term Loan, Maturing July 25, 2008	4,704,317
	Qwest Corp.
31,040,000	Term Loan, Maturing June 30, 2007	32,252,516
	Valor Telecommunications Enterprises, LLC
1,204,587	Term Loan, Maturing June 30, 2008	1,212,115
		$78,308,451

Textiles and Apparel — 0.1%
	St. John Knits International, Inc.
4,741,263	Term Loan, Maturing July 31, 2007	4,777,562
	The William Carter Co.
1,003,652	Term Loan, Maturing September 30, 2008	1,015,362
		$5,792,924

Theaters — 1.1%
	Cinemark, Inc.
19,052,250	Term Loan, Maturing March 31, 2011	19,326,126
	Regal Cinemas Corp.
34,625,652	Term Loan, Maturing November 10, 2010	35,080,113
		$54,406,239

Utility — 2.5%
	Allegheny Energy Supply Co., LLC
20,947,500	Term Loan, Maturing March 8, 2011	21,293,134
	Calpine Corp.
3,274,462	Term Loan, Maturing July 15, 2007	3,288,788
	Calpine Generating Co., LLC
700,000	Term Loan, Maturing April 1, 2009	702,713
	CenterPoint Energy, Inc.
32,848,041	Term Loan, Maturing October 7, 2006	33,292,869
	Cogentrix Delaware Holdings, Inc.
4,887,750	Term Loan, Maturing February 26, 2009	4,967,176
	Dynegy Holdings, Inc.
16,050,000	Term Loan, Maturing May 28, 2010	16,365,992
	NRG Energy, Inc.
4,082,314	Term Loan, Maturing June 23, 2010	4,234,127
7,234,146	Term Loan, Maturing June 23, 2010	7,503,170
	NUI Utilities, Inc.
1,290,984	Term Loan, Maturing November 24, 2004	1,293,404
6,584,016	Term Loan, Maturing November 24, 2004	6,596,361
	Teton Power Funding, LLC
9,757,692	Term Loan, Maturing March 12, 2011	9,861,368

	Tucson Electric Power Co.
9,670,000	Term Loan, Maturing June 30, 2009	9,754,613
		$119,153,715

Total Senior, Floating Rate Interests (identified cost $4,030,384,540)		$4,055,371,484

Corporate Bonds & Notes — 0.7%

Principal Amount (000’s ommitted)	Security	Value

Broadcast Media — 0.4%
	Echostar DBS Corp.
5,000	4.85%, 10/1/08	5,187,500
	Paxson Communications Corp.
14,000	4.35%, 1/15/10 (4)	14,210,000
		$19,397,500

Commercial Services — 0.1%
	Advanstar Communications
5,955	9.22%, 8/15/08	6,222,975
		$6,222,975

Investment Services — 0.1%
	Carlyle High Yield Partners, Series 2004-6A, Class C
1,500	4.36%, 8/15/16 (4)	1,500,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1
1,500	4.055%, 7/30/16 (4)	1,500,000
		$3,000,000

Telecommunications - Wireless — 0.1%
	Rural Cellular Corp.
5,000	5.61%, 3/15/10 (4)	5,137,500
		$5,137,500

Total Corporate Bonds & Notes (identified cost $33,111,238)		$33,757,975

Common Stocks — 0.1%

Shares/Rights	Security	Value
105,145	Hayes Lemmerz International, Inc. (3)	1,372,142
1,062	IDT Corp., Class B (3)	16,716
25	Knowledge Universe, Inc. (2) (3)	18,993
282,096	Thermadyne Holdings Corp. (3)	4,231,440

Total Common Stocks (identified cost, $4,038,458)		$5,639,291

Preferred Stocks — 0.0%

Shares/Rights	Security	Value
350	Hayes Lemmerz International, Inc., Series A (2)	19,732

Total Preferred Stocks (identified cost, $17,500)		$19,732

Commercial Paper — 9.5%

Principal Amount (000’s ommitted)	Security	Value

Banks and Money Services — 9.5%
	Barton Capital
36,280	1.30%, 8/13/04	36,262,969
27,632	1.33%, 8/16/04	27,615,666
	CRC Funding
50,000	1.31%, 8/17/04	49,969,069
	General Electric Capital
75,000	1.29%, 8/11/04	74,970,438
	MetLife Funding, Inc.
40,000	1.34%, 8/19/04	39,971,711
	Mid-States Corporate Federal Credit Union
24,800	1.32%, 8/12/04	24,789,088
	Receivables Capital Corp.
50,000	1.34%, 8/18/04	49,966,500

	Toyota Motor Credit Co.
75,000	1.31%, 8/18/04	74,950,875
	Yorktown Capital, LLC
75,000	1.28%, 8/9/04	74,976,000
		$453,472,316

Total Commercial Paper (identified cost $453,472,316)		$453,472,316

Short-Term Investments — 3.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
14,000,000	10/29/04	Altria Group, Inc. Certificate of Deposit	1.80%	14,000,000
127,881,000	08/02/04	Investors Bank & Trust Company Time Deposit	1.34%	127,881,000

Total Short-Term Investments (at amortized cost)	$141,881,000

Total Investments — 98.5% (identified cost $4,662,905,052)	$4,690,141,798

Other Assets, Less Liabilities — 1.5%	$73,311,951

Net Assets— 100.0%	$4,763,453,749

Note	-

The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements.  Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $105,340,396 as of July 31, 2004.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Non-income producing security.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004 the aggregate value of the securities is $22,347,500 or 0.5% of the net assets.

See notes to financial statements

At July 31, 2004, the Portfolio had entered into Credit Default Swaps with Credit Suisse First Boston dated January 10, 2004, February 13, 2004 and March 23, 2004 whereby the Portfolio will receive 2.45% per year times the notional amounts of $7,800,000, $3,900,000 and $3,900,000, respectively.  The Portfolio makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).

At July 31, 2004, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation/depreciation in the value of the investments owned at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,662,905,052
Gross unrealized appreciation	$31,921,896
Gross unrealized depreciation	(4,685,150)
Net unrealized appreciation	$27,236,746

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Floating Rate Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	September 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	September 21, 2004